Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-32696
Entity Registrant Name	COPA HOLDINGS, S.A.
Entity Address, Address Line One	Avenida Principal y Avenida de la Rotonda, Costa del Este
Entity Address, Address Line Two	Complejo Business Park, Torre Norte
Entity Address, Address Line Three	Parque Lefevre
Entity Address, City or Town	Panama City
Entity Address, Country	PA
Entity Address, Postal Zip Code	0816-06819
Title of 12(b) Security	Class A Common Stock, without par value
Trading Symbol	CPA
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	41,172,956
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001345105
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Incorporation, State or Country Code	R1
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Complejo Business Park
Entity Address, Address Line Two	Torre Norte
Entity Address, Address Line Three	Parque Lefevre
Entity Address, City or Town	Panama City
Entity Address, Country	PA
Contact Personnel Name	Daniel Tapia
City Area Code	304
Local Phone Number	2774
Class A common stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	30,234,831
Class B common stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,938,125